ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Sep. 30, 2024
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF ASSETS RETIREMENT OBLIGATIONS

	2024	2023

Asset retirement obligations, beginning of the year	$260,167	$236,412
Obligations recognized	27,859	-
Obligations derecognized	-	(287)
Revisions of estimates	68,159	(7,934)
Accretion expense	36,792	31,976
	$392,977	$260,167